Plant, Property and Equipment	12 Months Ended
Dec. 31, 2013
Plant, Property and Equipment

Note 4

Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

		(dollars in millions)
At December 31,	Lives (years)	2013	2012
Land	–	$819	$859
Buildings and equipment	15-45	23,857	22,909
Central office and other network equipment	3-15	121,594	113,262
Cable, poles and conduit	11-50	55,240	53,761
Leasehold improvements	5-20	5,877	5,404
Work in progress	–	4,176	4,126
Furniture, vehicles and other	3-20	9,302	9,254

		220,865	209,575
Less accumulated depreciation		131,909	120,933

Total		$88,956	$88,642